John Hancock
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ANNUAL REPORT
3.31.03

                                U.S. Government
                                  CASH RESERVE

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JOHN HANCOCK FUNDS
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[A photo of Maureen R. Ford,  Chairman and Chief Executive  Officer,  flush left next to first paragraph.]
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      Table of contents
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      Your fund at a glance
      page 1
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      Managers' report
      page 2
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      Fund's investments
      page 5
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      Financial statements
      page 7
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      Trustees & officers
      page 16
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      For your information
      page 21
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Dear Fellow Shareholders,

After a robust start to 2003, the stock market quickly gave in to the continuing pressures that plagued it throughout 2002. A weak economy, rising oil prices and concerns about corporate earnings combined with uncertainties about the war in Iraq to produce volatility. Once the war began in mid-March, it dominated investors' thinking, and the financial markets moved largely based on war-related emotions. The result was a sideways market that produced slight losses for two of the major indexes in the first three months of 2003. The Dow Jones Industrial Average returned -3.57%, the Standard & Poor's 500 Index returned -3.15% and the Nasdaq Composite Index was relatively flat, at 0.42%. Bonds advanced in the same period as investors sought safety.

The market's results in the first quarter of 2003 seem fairly tame after the jarring losses of the last three years, in which stock mutual funds lost ground every year as the economy stalled, corporate spending and profits were lackluster and investor confidence plunged amid corporate scandals. Bonds, on the other hand, have continued to outperform stocks and produced positive results in 2002, while 96% of U.S. diversified stock mutual funds lost money. These results only confirm the importance of having a portfolio well diversified among stocks, bonds and cash.

In fact, the disparity between stock and bond results over the last three years means that many investors' portfolios may have shifted substantially in their mix between stocks and bonds. We recommend working with your investment professional to rebalance your assets according to your long-term goals.

After three down years, no one can predict when the bear market cycle will turn. Currently, uncertainties abound, with ongoing concerns about the economy, corporate profits and geopolitical issues.

While all these factors are beyond our control, investors can take charge of how they maneuver through the inevitable bull and bear market cycles. We've said it before, but it bears repeating: the key is to keep a long-term perspective and work with your investment professional to develop and maintain a properly diversified portfolio. We believe this offers the best protection in the tough times and the best means to reach your long-term goals.

Sincerely,

/s/ Maureen R. Ford
------------------------------------
Maureen R. Ford,
Chairman and Chief Executive Officer

YOUR FUND AT A GLANCE

The Fund seeks the maximum current income that is consistent with maintaining liquidity and preserving capital. It invests substantially in short-term U.S. government securities and seeks to maintain a stable $1 share price.

Over the last twelve months

o  Money market yields fell to a 40-plus-year low as the economy stalled.

o  The Federal Reserve cut interest rates further in November.

o The Fund kept its maturity short but got some extra yield by selectively buying government-backed callable securities.

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[Bar chart with heading "John Hancock U.S. Government Cash Reserve". Under the
heading is a note that reads "Fund performance for the year ended March 31, 2003." The chart is scaled in increments of 0.5% with 0.0% at the bottom and 1.0% at the top. The first bar represents the 0.91% total return for John Hancock U.S. Government Cash Reserve. A note below the chart reads "The total return for the Fund is at net asset value with all distributions reinvested. Past performance is no guarantee of future results."]

[Bar chart with heading "7-day effective yield". Under the heading is a note that reads "As of March 31, 2003." The chart is scaled in increments of 0.5%
with 0.0% at the bottom and 1.0% at the top. The first bar represents the 0.43% total return for John Hancock U.S. Government Cash Reserve."]
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                                                                               1

BY DAWN M. BAILLIE FOR THE PORTFOLIO MANAGEMENT TEAM

John Hancock

U.S. Government Cash Reserve

MANAGERS' REPORT

"...money market yields fell to their lowest levels in more than 40 years."

The 12 months ending March 31, 2003, were difficult for the economy, the stock market, corporate America and the world. As a result, money market yields fell to their lowest levels in more than 40 years. As the fiscal year began last April, there was evidence that the economy was bouncing back nicely from 2001's recession, so the Federal Reserve stayed on the sidelines, prepared to watch the 11 interest-rate cuts it made in 2001 take effect. And it shifted its interest-rate bias back to neutral.

But as the period progressed, economic recovery slowed and fears grew of a "double dip" recession, with corporate spending -- and profits -- remaining weak. At the same time, a barrage of accounting and other corporate scandals shook investor confidence and kept the stock market in a state of decline, while geopolitical concerns about war and terrorism hung over the market.

With all the bad news, the Fed returned in August to an "easing" or cutting bias, and money market yields began to fall in anticipation of another rate cut. The Fed did exactly that in November, cutting the federal funds rate that banks charge each other for overnight loans by a surprising one-half of a percentage point, bringing the fed funds rate down from 1.75% last April to 1.25%.

It was the only cut the Fed made during the Fund's fiscal year. But after the first three months of 2003 produced mixed economic signals and the start of war with Iraq, the Fed took the unusual step at its March meeting of saying it would not even attempt to assess the state of the economy, or what it would do next, because of the uncertainties caused by the war.

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[Photo of Dawn Baillie]
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FUND YIELD AND PERFORMANCE

On March 31, 2003, John Hancock U.S. Government Cash Reserve had a 7-day effective yield of 0.43%, compared with the 0.57% yield of the average U.S. government money market fund, according to Lipper, Inc.

For the year ended March 31, 2003, the Fund posted a total return of 0.91% at net asset value, compared with the 0.92% return of the average U.S. government money market fund, according to Lipper, Inc.(1)

SHORT MATURITY AMID UNCERTAINTY

"...after a victorious end to the war, if the economic data has not improved, the Fed could step in and cut interest rates again..."

For almost the entire year, we kept the Fund's average maturity fairly short because the environment was such that it became increasingly difficult to get higher rates on longer-term money market securities. This was an unusual circumstance, one in which we weren't getting paid enough to lock in rates for a longer time. As a result, the bulk of our holdings were in securities at the shorter end of the yield spectrum --in the 48- to 55-day range. However, we were able to pick up some extra yield without sacrificing credit quality by selectively investing a small amount of the Fund's assets in longer-maturity callable securities issued by government-sponsored entities Federal National Mortgage Association and Federal Home Loan Bank.

OUTLOOK

We expect money market yields to remain fairly constant for the duration of the war. Assuming the war is successfully waged, investors and the Fed will then turn their attention back to the state of the economy and corporate fundamentals. For now, that picture appears somewhat less than rosy: a slowdown in housing starts, weak consumer spending, consumer confi-dence at a 12-year low, sluggish manufacturing and rising unemployment. So after a victorious end to the war, if the economic data has not improved, the Fed could step in and cut interest rates again to stimulate the economy. We will keep a close eye on the economic indicators as a key to what the Fed does next. As always, we will also continue to focus on providing the Fund with a competitive yield, while preserving stability of principal.

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[Pie  chart in middle  of page  with  heading  "Portfolio  diversification  As a percentage  of net assets on  3-31-03."  The chart is divided  into two sections
(from top to left): U.S. government obligations 86% and Joint repurchase agreements 14%.]
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      This commentary reflects the views of the portfolio management team through the end of the Fund's period discussed in this report. Of course, the team's views are subject to change as market and other conditions warrant.

      The Fund is neither insured nor guaranteed by the U.S. government. Although the Fund seeks to maintain a net asset value of $1.00 per share, it is possible to lose money by investing in the Fund.

(1) Figures from Lipper, Inc. include reinvested dividends and do not take into account sales charges. Actual load-adjusted performance is lower.

FINANCIAL STATEMENTS

FUND'S INVESTMENTS

Securities owned by the Fund on March 31, 2003

This schedule is a complete list of all securities owned by the Fund. It's divided into two types of short-term investments: U.S. government obligations and joint repurchase agreement.

ISSUER, DESCRIPTION,                           INTEREST   PAR VALUE
MATURITY DATE                                  RATE       (000s OMITTED)       VALUE
------------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS  85.70%                                      $62,958,625
------------------------------------------------------------------------------------
(Cost $62,958,625)
Governmental-- U.S. Agencies 85.70%                                       62,958,625
Federal Home Loan Bank,
04-10-03                                       1.24%          $5,000       4,998,450
Federal Home Loan Bank,
  04-23-03                                     1.22            5,000       4,996,272
Federal Home Loan Bank,
  05-02-03                                     1.21            5,000       4,994,790
Federal Home Loan Bank,
  05-08-03                                     1.22            5,000       4,993,731
Federal Home Loan Bank,
  05-16-03                                     1.21            5,000       4,992,437
Federal Home Loan Bank,
  02-24-04                                     1.45            3,000       3,000,000
Federal Home Loan Bank,
  03-29-04                                     1.40            3,000       3,000,000
Federal Home Loan Bank,
  04-12-04                                     1.30            1,000         999,497
Federal National Mortgage Assn.,
  04-02-03                                     1.24            5,000       4,999,828
Federal National Mortgage Assn.,
  04-04-03                                     1.20            5,000       4,999,500
Federal National Mortgage Assn.,
  04-15-03                                     1.18            5,000       4,997,706

See notes to financial statements.

ISSUER, DESCRIPTION,                           INTEREST   PAR VALUE
MATURITY DATE                                  RATE       (000s OMITTED)       VALUE
Governmental -- U.S. Agencies (continued)
Federal National Mortgage Assn.,
  04-15-03                                     5.75%          $1,000      $1,001,683
Federal National Mortgage Assn.,
  04-24-03                                     1.18            5,000       4,996,231
Federal National Mortgage Assn.,
  05-07-03                                     1.12           10,000       9,988,500

------------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENT 14.32%                                        $10,520,000
------------------------------------------------------------------------------------
(Cost $10,520,000)
Investment in a joint repurchase
  agreement transaction with Barclays
  Capital, Inc.-- Dated 03-31-03 due
  04-01-03 (Secured by U.S. Treasury Bond,
  8.00% due 11-15-21, and U.S. Treasury
  Inflation Indexed Bond, 3.00%
  due 07-15-12)                                1.35           10,520      10,520,000

------------------------------------------------------------------------------------
TOTAL INVESTMENTS 100.02%                                                $73,478,625
------------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES, NET (0.02%)                                   ($12,838)
------------------------------------------------------------------------------------
TOTAL NET ASSETS 100.00%                                                 $73,465,787
------------------------------------------------------------------------------------

The percentage shown for each investment category is the total value of that category expressed as a percentage of the net assets of the Fund.

FINANCIAL STATEMENTS

ASSETS AND LIABILITIES

March 31, 2003

This Statement of Assets and Liabilities is the Fund's balance sheet. It shows the value of what the Fund owns, is due and owes. You'll also find the net asset value for each share.

-------------------------------------------------------------------------------
ASSETS
-------------------------------------------------------------------------------
Investments at value (cost $62,958,625)                             $62,958,625
Joint repurchase agreement (cost $10,520,000)                        10,520,000
Cash                                                                        171
Interest receivable                                                      37,921
Other assets                                                             70,767
Total assets                                                         73,587,484
-------------------------------------------------------------------------------
LIABILITIES
-------------------------------------------------------------------------------
Dividends payable                                                           890
Payable to affiliates                                                    53,280
Other payables and accrued expenses                                      67,527
Total liabilities                                                       121,697
-------------------------------------------------------------------------------
NET ASSETS
-------------------------------------------------------------------------------
Capital paid-in                                                      73,465,787
Net assets                                                          $73,465,787
-------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
-------------------------------------------------------------------------------
Based on net asset values and shares outstanding
 ($73,465,787 / 73,483,856 shares)                                        $1.00

See notes to financial statements.

FINANCIAL STATEMENTS

OPERATIONS

For the year ended March 31, 2003

This Statement of Operations summarizes the Fund's investment income earned and expenses incurred in operating the Fund for the period stated.

-------------------------------------------------------------------------------
INVESTMENT INCOME
-------------------------------------------------------------------------------
Interest                                                             $1,305,792

Total investment income                                               1,305,792
-------------------------------------------------------------------------------
EXPENSES
-------------------------------------------------------------------------------
Investment management fee                                               396,193
Distribution and service fee                                            118,858
Transfer agent fee                                                       87,787
Registration and filing fee                                              32,136
Accounting and legal services fee                                        23,952
Auditing fee                                                             13,500
Custodian fee                                                            12,307
Trustees' fee                                                             4,186
Printing                                                                  3,924
Miscellaneous expense                                                       888
Legal fee                                                                   427
Interest expense                                                             16

Total expenses                                                          694,174
Less expense reductions                                                (118,858)

Net expenses                                                            575,316

Net investment income                                                   730,476

Increase in net assets from operations                                 $730,476

See notes to financial statements.

FINANCIAL STATEMENTS

CHANGES IN NET ASSETS

This Statement of Changes in Net Assets shows how the value of the Fund's net assets has changed since the end of the previous period. The difference reflects earnings less expenses, distributions paid to shareholders and any increase or decrease in money shareholders invested in the Fund.

                                                        YEAR               YEAR
                                                       ENDED              ENDED
                                                     3-31-02(1)         3-31-03
-------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
-------------------------------------------------------------------------------
From operations
Net investment income                             $2,449,404           $730,476
Distributions to shareholders
From net investment income                        (2,449,404)          (730,476)
From Fund share transactions                       3,005,182        (21,082,762)
-------------------------------------------------------------------------------
NET ASSETS
-------------------------------------------------------------------------------
Beginning of period                               91,543,367         94,548,549
End of period                                    $94,548,549        $73,465,787

(1)   Audited by previous auditor.

See notes to financial statements.

FINANCIAL HIGHLIGHTS

The Financial Highlights show how the Fund's net asset value for a share has changed since the end of the previous period.

PERIOD ENDED                          3-31-99(1)     3-31-00(1)     3-31-01(1)     3-31-02(1)     3-31-03
----------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
----------------------------------------------------------------------------------------------------------
Net asset value,
 beginning of period                    $1.00          $1.00          $1.00          $1.00          $1.00
Net investment income(2)                 0.05           0.05           0.06           0.03           0.01
Less distributions
From net investment income              (0.05)         (0.05)         (0.06)         (0.03)         (0.01)

Net asset value, end of period          $1.00          $1.00          $1.00          $1.00          $1.00
Total return(3),(4) (%)                  5.08           4.98           5.82           2.60           0.91
----------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------
Net assets, end of period
 (in millions)                           $108           $106            $92            $95            $73
Ratio of expenses
 to average net assets (%)               0.35           0.35           0.64           0.72           0.73
Ratio of adjusted expenses
 to average net assets(5) (%)            0.88           0.86           0.91           0.87           0.88
Ratio of net investment
 income to average
 net assets (%)                          4.94           4.90           5.71           2.55           0.92

(1)   Audited by previous auditor.
(2)   Based on the average of the shares outstanding.
(3)   Assumes dividend reinvestment.
(4) Total returns would have been lower had certain expenses not been reduced during the periods shown.
(5) Does not take into consideration expense reductions during the periods shown.

See notes to financial statements.

NOTES TO STATEMENTS

NOTE A

Accounting policies

John Hancock U.S. Government Cash Reserve (the "Fund") is a diversified series of John Hancock Current Interest, an open-end management investment company registered under the Investment Company Act of 1940. The investment objective of the Fund is to provide maximum current income consistent with maintaining liquidity and preserving capital.

Significant accounting policies of the Fund are as follows:

Valuation of investments

Securities in the Fund's portfolio are valued at amortized cost, in accordance with Rule 2a-7 of the Investment Company Act of 1940, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and the cost of the security to the Fund.

Joint repurchase agreement

Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund, along with other registered investment companies having a management contract with John Hancock Advisers, LLC (the "Adviser"), a wholly owned subsidiary of The Berkeley Financial Group, LLC, may participate in a joint repurchase agreement transaction. Aggregate cash balances are invested in one or more large repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund's custodian bank receives delivery of the underlying securities for the joint account on the Fund's behalf. The Adviser is responsible for ensuring that the agreement is fully collateralized at all times.

Investment transactions

Investment transactions are recorded as of the date of purchase, sale or maturity. Net realized gains and losses on sales of investments are determined on the identified cost basis.

Expenses

The majority of the expenses are directly identifiable to an individual fund. Expenses that are not readily identifiable to a specific fund will be allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative sizes of the funds.

Federal income taxes

The Fund qualifies as a "regulated investment company" by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

Distributions

The Fund's net investment income is declared daily as dividends to shareholders of record as of the close of business on the preceding day, and distributed monthly. During the year ended March 31, 2003, the tax character of distributions paid was as follows: ordinary income $730,476.

As of March 31, 2003, the components of distributable earnings on a tax basis included $15,406 of undistributed ordinary income.

Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital.

Use of estimates

The preparation of these financial statements, in accordance with accounting principles generally accepted in the United States of America, incorporates estimates made by management in determining the reported amount of assets, liabilities, revenues and expenses of the Fund. Actual results could differ from these estimates.

NOTE B

Management fee and transactions with affiliates and others

The Fund has an investment management contract with the Adviser. Under the investment management contract, the Fund pays a monthly management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.50% of the first $500,000,000 of the Fund's average daily net asset value, (b) 0.425% of the next $250,000,000, (c) 0.375% of the next $250,000,000, (d) 0.35% of the next
$500,000,000, (e) 0.325% of the next $500,000,000, (f) 0.30% of the next
$500,000,000 and (g) 0.275% of the average daily net asset value in excess of $2,500,000,000.

The Fund has a Distribution Plan with John Hancock Funds, LLC ("JH Funds"), a wholly owned subsidiary of the Adviser. The Fund has adopted a Distribution Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 to reimburse JH Funds for the services it provides as distributor of shares of the Fund at an annual rate not to exceed 0.15% of the Fund's average daily net assets. JH Funds has agreed to suspend the distribution and service ("12b-1") fee, at least until July 31, 2003. Accordingly, the reduction in the 12b-1 fee amounted to $118,858 for the year ended March 31, 2003. JH Funds reserves the right to terminate this limitation in the future.

The Fund has a transfer agent agreement with John Hancock Signature Services, Inc., an indirect subsidiary of JHLICo. The Fund pays a monthly transfer agent fee at an annual rate of 0.015% of the average daily net asset value, plus a fee based on the number of shareholder accounts and reimbursement for certain out-of-pocket expenses.

The Fund has an agreement with the Adviser to perform necessary tax, accounting and legal services for the Fund. The compensation for the year was at an annual rate of approximately 0.03% of the average net assets of the Fund.

Ms. Maureen R. Ford and Mr. John M. DeCiccio are directors and/or officers of the Adviser and/or its affili-ates, as well as Trustees of the Fund. The compensation of unaffiliated Trustees is borne by the Fund. The unaffiliated Trustees may elect to defer for tax purposes their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The Fund makes investments into other John Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund's deferred compensation liability are recorded on the Fund's books as an other asset. The deferred compensation liability and the related other asset are always equal and are marked to market on a periodic basis to reflect any income earned by the investment as well as any unrealized gains or losses. The Deferred Compensation Plan investments had no impact on the operations of the Fund.

NOTE C

Fund share transactions

This listing illustrates the number of Fund shares sold, issued in reorganization, reinvested and repurchased during the last two periods, along with the corresponding dollar value. The Fund has an unlimited number of shares authorized with no par value.

                                                                YEAR ENDED 3-31-02(1)                  YEAR ENDED 3-31-03
                                                            SHARES             AMOUNT            SHARES            AMOUNT
Shares sold                                             90,880,287        $90,846,288        59,539,540       $59,557,490
Shares issued in
 reorganization                                         18,824,811         18,824,811                --                --
Distributions reinvested                                 2,303,951          2,303,951           699,319           699,319
Shares repurchased                                    (108,967,848)      (108,969,868)      (81,339,571)      (81,339,571)
Net increase (decrease)                                  3,041,201         $3,005,182       (21,100,712)     ($21,082,762)

(1)   Audited by previous auditor.

NOTE D Investment transactions

Purchases and proceeds from sales or maturities of securities including discount earned on investment securities, during the year ended March 31, 2003, aggregated $301,526,480 and $313,325,178, respectively.

The cost of investments owned on March 31, 2003, including short-term investments, for federal income tax purposes was $73,478,625.

NOTE E

Reorganization

On December 5, 2001, the shareholders of John Hancock Cash Reserve, Inc. ("Cash Reserve, Inc.") approved a plan of reorganization between Cash Reserve, Inc. and the Fund providing for the transfer of substantially all of the assets and liabilities of the Cash Reserve, Inc. to the Fund in exchange solely for Class A shares of the Fund. The acquisition was accounted for as a tax-free exchange of 18,824,811 Class A shares of the Fund, which amounted to $18,824,811, for the net assets of Cash Reserve, Inc., after the close of business on December 7, 2001.

NOTE F

Change in independent auditor

Based on the recommendation of the Audit Committee of the Fund, the Board of Trustees has determined not to retain Ernst & Young LLP as the Fund's independent auditor and voted to appoint Deloitte & Touche LLP for the fiscal year ended March 31, 2003. During the two most recent fiscal years, Ernst & Young LLP's audit reports contained no adverse opinion or disclaimer of opinion; nor were their reports quali-fied as to uncertainty, audit scope, or accounting principles. Further, there were no disagreements between the Fund and Ernst & Young LLP on accounting principles, financial statements disclosure or audit scope, which, if not resolved to the satisfaction of Ernst & Young LLP, would have caused them to make reference to the disagreement in their reports.

AUDITORS' REPORT

Report of Deloitte & Touche LLP, Independent Auditors

To the Board of Trustees and Shareholders of John Hancock U.S. Government Cash Reserve,

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the John Hancock U.S. Government Cash Reserve (the "Fund"), one of the portfolios constituting John Hancock Current Interest, as of March 31, 2003, and the related statement of operations, the statement of changes in net assets, and the financial highlights for the year ended March 31, 2003. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statement of changes in net assets for the year ended March 31, 2002, and the financial highlights for each of the years in the four-year period ended March 31, 2002, were audited by other auditors whose report dated May 3, 2002, expressed an unqualified opinion on such statement and financial highlights.

We conducted our audit in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2003, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Fund as of March 31, 2003, the results of its operations, the changes in its net assets, and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States.

Deloitte & Touche LLP
Boston, Massachusetts
May 2, 2003

TAX INFORMATION

Unaudited

For federal income tax purposes, the following information is furnished with respect to the distributions of the Fund, if any, paid during its taxable year ended March 31, 2003.

All of the dividends paid by the Fund for the fiscal year ended March 31, 2003, are taxed as ordinary income. None of the dividends qualify for the corporate dividends-received deduction.

Shareholders will be mailed a 2003 U.S. Treasury Department Form 1099-DIV in January 2004. This will reflect the total of all distributions that are taxable for the calendar year 2003.

TRUSTEES & OFFICERS

This chart provides information about the Trustees and Officers who oversee your John Hancock fund. Officers elected by the Trustees manage the day-to-day operations of the Fund and execute policies formulated by the Trustees.

INDEPENDENT TRUSTEES

                                                                       NUMBER OF
NAME, AGE                                               TRUSTEE     JOHN HANCOCK
PRINCIPAL OCCUPATION(S) AND OTHER                       OF FUND   FUNDS OVERSEEN
DIRECTORSHIPS DURING PAST 5 YEARS                       SINCE(1)      BY TRUSTEE
--------------------------------------------------------------------------------
James F. Carlin, Born: 1940                              1994                 30
--------------------------------------------------------------------------------
Director and Treasurer, Alpha Analytical Inc.
(analytical laboratory) (since 1985); Part Owner and
Treasurer, Lawrence Carlin Insurance Agency, Inc.
(since 1995); Part Owner and Vice President, Mone
Lawrence Carlin Insurance Agency, Inc. (since 1996);
Director and Treasurer, Rizzo Associates (until 2000);
Chairman and CEO, Carlin Consolidated, Inc.
(management/investments) (since 1987); Director and
Partner, Proctor Carlin & Co., Inc. (until 1999);
Trustee, Massachusetts Health and Education Tax Exempt
Trust (since 1993), Director of the following: Uno
Restaurant Corp. (until 2001), Arbella Mutual
(insurance) (until 2000), HealthPlan Services, Inc.
(until 1999), Flagship Healthcare, Inc. (until 1999),
Carlin Insurance Agency, Inc. (until 1999); Chairman,
Massachusetts Board of Higher Education (until 1999).

--------------------------------------------------------------------------------
William H. Cunningham, Born: 1944                        1994                 30
--------------------------------------------------------------------------------
Former Chancellor, University of Texas System and former President of the University of Texas, Austin, Texas; Chairman and CEO, IBT Technologies (until 2001);
Director of the following: The University of Texas
Investment Management Company (until 2000), Hire.com
(since 2000), STC Broadcasting, Inc. and Sunrise
Television Corp. (until 2001), Symtx, Inc. (since
2001), Adorno/ Rogers Technology, Inc. (since 2001),
Pinnacle Foods Corporation (since 2001), rateGenius
(since 2001), LaQuinta Motor Inns, Inc. (hotel management company) (until 1998), Jefferson-Pilot
Corporation (diversified life insurance company) (since
1985), New Century Equity Holdings (formerly Billing
Concepts) (until 2001), eCertain (until 2001),
ClassMap.com (until 2001), Agile Ventures (until 2001),
LBJ Foundation (until 2000), Golfsmith International,
Inc. (until 2000), Metamor Worldwide (until 2000),
AskRed.com (until 2001), Southwest Airlines (since
2000) and Introgen (since 2000); Advisory Director, Q
Investments (since 2000); Advisory Director, Chase Bank
(formerly Texas Commerce Bank - Austin) (since 1988),
LIN Television (since 2002) and WilTel Communications
(since 2002).

--------------------------------------------------------------------------------
Ronald R. Dion, Born: 1946                               1998                 30
--------------------------------------------------------------------------------
Chairman and Chief Executive Officer, R.M. Bradley &
Co., Inc.; Director, The New England Council and
Massachusetts Roundtable; Trustee, North Shore Medical
Center; Director, BJ's Wholesale Club, Inc. and a corporator of the Eastern Bank; Trustee, Emmanuel
College.

--------------------------------------------------------------------------------
Charles L. Ladner(2), Born: 1938                         1994                 30
--------------------------------------------------------------------------------
Chairman and Trustee, Dunwoody Village, Inc.
(retirement services); Senior Vice President and Chief
Financial Officer, UGI Corporation (Public Utility
Holding Company) (retired 1998); Vice President and
Director for AmeriGas, Inc. (retired 1998); Director of
AmeriGas Partners, L.P. (until 1997) (gas distribution); Director, EnergyNorth, Inc. (until
1995); Director, Parks and History Association (since
2001).

--------------------------------------------------------------------------------
Steven Pruchansky, Born: 1944                            1994                 30
--------------------------------------------------------------------------------
Chairman and Chief Executive Officer, Mast Holdings,
Inc. (since 2000); Director and President, Mast
Holdings, Inc. (until 2000); Managing Director,
JonJames, LLC (real estate) (since 2001); Director,
First Signature Bank & Trust Company (until 1991);
Director, Mast Realty Trust (until 1994); President,
Maxwell Building Corp. (until 1991).

--------------------------------------------------------------------------------
Norman H. Smith, Born: 1933                              1994                 30
--------------------------------------------------------------------------------
Lieutenant General, United States Marine Corps; Deputy
Chief of Staff for Manpower and Reserve Affairs,
Headquarters Marine Corps; Commanding General III
Marine Expeditionary Force/3rd Marine Division (retired
1991).

--------------------------------------------------------------------------------
John P. Toolan(2), Born: 1930                            1994                 30
--------------------------------------------------------------------------------
Director, The Smith Barney Muni Bond Funds, The Smith
Barney Tax-Free Money Funds, Inc., Vantage Money Market
Funds (mutual funds), The Inefficient-Market Fund, Inc.
(closed-end investment company); Chairman, Smith Barney
Trust Company of Florida; (retired 1991); Director,
Smith Barney, Inc., Mutual Management Company and Smith
Barney Advisers, Inc. (investment advisers) (retired
1991); Senior Executive Vice President, Director and member of the Executive Committee, Smith Barney, Harris
Upham & Co., Incorporated (investment bankers) (until
1991).

INTERESTED TRUSTEES(3)

NAME, AGE                                                              NUMBER OF
POSITION(S) HELD WITH FUND                             TRUSTEE      JOHN HANCOCK
PRINCIPAL OCCUPATION(S) AND OTHER                      OF FUND    FUNDS OVERSEEN
DIRECTORSHIPS DURING PAST 5 YEARS                      SINCE(1)       BY TRUSTEE
--------------------------------------------------------------------------------
John M. DeCiccio, Born: 1948                            2001                  61
--------------------------------------------------------------------------------
Trustee
Executive Vice President and Chief Investment Officer,
John Hancock Financial Services, Inc.; Director,
Executive Vice President and Chief Investment Officer,
John Hancock Life Insurance Company; Chairman of the
Committee of Finance of John Hancock Life Insurance
Company; Director, John Hancock Subsidiaries, LLC,
(Subsidiaries, LLC),Hancock Natural Resource Group,
Independence Investment LLC, Independence Fixed Income
LLC, John Hancock Advisers, LLC (the "Adviser"), The
Berkeley Financial Group, LLC ("The Berkeley Group"),
John Hancock Funds, LLC ("John Hancock Funds") and
Massachusetts Business Development Corporation;
Director, John Hancock Insurance Agency, Inc.
("Insurance Agency, Inc." ) (until 1999).

NAME, AGE                                                              NUMBER OF
POSITION(S) HELD WITH FUND                             TRUSTEE      JOHN HANCOCK
PRINCIPAL OCCUPATION(S) AND OTHER                      OF FUND    FUNDS OVERSEEN
DIRECTORSHIPS DURING PAST 5 YEARS                      SINCE(1)       BY TRUSTEE

--------------------------------------------------------------------------------
Maureen R. Ford, Born: 1955                             2000                  61
--------------------------------------------------------------------------------
Trustee, Chairman, President and Chief Executive Officer
Executive Vice President, John Hancock Financial
Services, Inc., John Hancock Life Insurance Company;
Chairman, Director, President and Chief Executive
Officer, the Adviser and The Berkeley Group; Chairman,
Director, President and Chief Executive Officer, John
Hancock Funds; Chairman, Director and Chief Executive
Officer, Sovereign Asset Management Corporation
("SAMCorp."); Director, Independence Investment LLC,
Subsidiaries, LLC, Independence Fixed Income LLC and
Signature Services; Senior Vice President, MassMutual
Insurance Co. (until 1999).

PRINCIPAL OFFICERS WHO ARE NOT TRUSTEES

NAME, AGE
POSITION(S) HELD WITH FUND                                               OFFICER
PRINCIPAL OCCUPATION(S) AND                                              OF FUND
DIRECTORSHIPS DURING PAST 5 YEARS                                          SINCE
--------------------------------------------------------------------------------
William L. Braman, Born: 1953                                               2000
--------------------------------------------------------------------------------
Executive Vice President and Chief Investment Officer
Executive Vice President and Chief Investment Officer, the Adviser and each of the John Hancock funds; Director, SAMCorp.; Executive Vice
President and Chief Investment Officer, Baring Asset Management,
London U.K. (until 2000).

--------------------------------------------------------------------------------
Richard A. Brown, Born: 1949                                                2000
--------------------------------------------------------------------------------
Senior Vice President and Chief Financial Officer
Senior Vice President, Chief Financial Officer and Treasurer, the
Adviser, John Hancock Funds, and The Berkeley Group; Second Vice
President and Senior Associate Controller, Corporate Tax Department,
John Hancock Financial Services, Inc. (until 2001).

--------------------------------------------------------------------------------
Thomas H. Connors, Born: 1959                                               1994
--------------------------------------------------------------------------------
Vice President and Compliance Officer
Vice President and Compliance Officer, the Adviser and each of the John Hancock funds; Vice President, John Hancock Funds.

--------------------------------------------------------------------------------
William H. King, Born: 1952                                                 1994
--------------------------------------------------------------------------------
Vice President and Treasurer
Vice President and Assistant Treasurer, the Adviser; Vice President and Treasurer of each of the John Hancock funds; Assistant Treasurer of each of the John Hancock funds (until 2001).

--------------------------------------------------------------------------------
Susan S. Newton, Born: 1950                                                 1994
--------------------------------------------------------------------------------
Senior Vice President, Secretary and Chief Legal Officer
Senior Vice President, Secretary and Chief Legal Officer, SAMCorp., the Adviser and each of the John Hancock funds, John Hancock Funds and The Berkeley Group; Vice President, Signature Services (until 2000);
Director, Senior Vice President and Secretary, NM Capital.

      The business address for all Trustees and Officers is 101 Huntington Avenue, Boston, Massachusetts 02199.
      The Statement of Additional Information of the Fund includes additional information about members of the Board of Trustees of the Fund and is available, without charge, upon request, by calling 1-800-225-5291.
(1) Each Trustee serves until resignation, retirement age or until his or her successor is elected.
(2)   Member of Audit Committee.
(3) Interested Trustees hold positions with the Fund's investment adviser, underwriter and certain other affiliates.

OUR FAMILY OF FUNDS

--------------------------------------------------------------------------------
Equity                                  Balanced Fund
                                        Classic Value Fund
                                        Core Equity Fund
                                        Focused Equity Fund
                                        Growth Trends Fund
                                        Large Cap Equity Fund
                                        Large Cap Growth Fund
                                        Large Cap Spectrum Fund
                                        Mid Cap Growth Fund
                                        Multi Cap Growth Fund
                                        Small Cap Equity Fund
                                        Small Cap Growth Fund
                                        Sovereign Investors Fund
                                        U.S. Global Leaders Growth Fund
--------------------------------------------------------------------------------
Sector                                  Biotechnology Fund
                                        Financial Industries Fund
                                        Health Sciences Fund
                                        Real Estate Fund
                                        Regional Bank Fund
                                        Technology Fund
--------------------------------------------------------------------------------
Income                                  Bond Fund
                                        Government Income Fund
                                        High Income Fund
                                        High Yield Bond Fund
                                        Investment Grade Bond Fund
                                        Strategic Income Fund
--------------------------------------------------------------------------------
International                           International Fund
                                        Pacific Basin Equities Fund
--------------------------------------------------------------------------------
Tax-Free Income                         California Tax-Free Income Fund
                                        High Yield Municipal Bond Fund
                                        Massachusetts Tax-Free Income Fund
                                        New York Tax-Free Income Fund
                                        Tax-Free Bond Fund
--------------------------------------------------------------------------------
Money Market                            Money Market Fund
                                        U.S. Government Cash Reserve

For more complete information on any John Hancock Fund and a prospectus, which includes charges and expenses, call your financial professional, or John Hancock Funds at 1-800-225-5291. Please read the prospectus carefully before investing or sending money.

ELECTRONIC DELIVERY

Now available from John Hancock Funds

Instead of receiving annual and semiannual reports and prospectuses through the U.S. mail, we'll notify you by e-mail when these documents are available for online viewing.

How does electronic delivery benefit you?

o No more waiting for the mail to arrive; you'll receive an e-mail notification as soon as the document is ready for online viewing.

o     Reduces the amount of paper mail you receive from John Hancock Funds.

o     Reduces costs associated with printing and mailing.

Sign up for electronic delivery today at www.jhancock.com/funds/edelivery

FOR YOUR INFORMATION

INVESTMENT ADVISER
John Hancock Advisers, LLC
101 Huntington Avenue
Boston, Massachusetts 02199-7603

PRINCIPAL DISTRIBUTOR
John Hancock Funds, LLC
101 Huntington Avenue
Boston, Massachusetts 02199-7603

CUSTODIAN
The Bank of New York
One Wall Street
New York, New York 10286

TRANSFER AGENT
John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, Massachusetts 02217-1000

LEGAL COUNSEL
Hale and Dorr LLP
60 State Street
Boston, Massachusetts 02109-1803

INDEPENDENT AUDITORS
Deloitte & Touche LLP
200 Berkeley Street
Boston, Massachusetts 02116-5022

HOW TO CONTACT US

On the Internet                         www.jhfunds.com

By regular mail                         John Hancock Signature Services, Inc.
                                        1 John Hancock Way, Suite 1000
                                        Boston, MA 02217-1000

By express mail                         John Hancock Signature Services, Inc.
                                        Attn: Mutual Fund Image Operations
                                        529 Main Street
                                        Charlestown, MA 02129

Customer service representatives        1-800-225-5291

24-hour automated information           1-800-338-8080

TDD line                                1-800-554-6713

     [LOGO](R)
------------------
JOHN HANCOCK FUNDS

1-800-225-5291
1-800-554-6713 (TDD)
1-800-338-8080 EASI-Line

www.jhfunds.com

----------------------------------
Now available: electronic delivery
www.jhancock.com/funds/edelivery
----------------------------------

This report is for the information of the shareholders of the John Hancock U.S. Government Cash Reserve.

                                                                      4300A 3/03
                                                                            5/03

                                   John Hancock
--------------------------------------------------------------------------------
ANNUAL REPORT
3.31.03

                               Money
                                  MARKET FUND

Sign up for electronic delivery at
www.jhancock.com/funds/edelivery

     [LOGO](R)
------------------
JOHN HANCOCK FUNDS

--------------------------------------------------------------------------------
[A photo of Maureen R. Ford, Chairman and Chief Executive Officer, flush left next to first paragraph.]
--------------------------------------------------------------------------------


     Table of contents
--------------------------
     Your fund at a glance
     page 1
--------------------------
     Managers' report
     page 2
--------------------------
     Fund's investments
     page 5
--------------------------
     Financial statements
     page 7
--------------------------
     Trustees & officers
     page 20
--------------------------
     For your information
     page 25
--------------------------

Dear Fellow Shareholders,

After a robust start to 2003, the stock market quickly gave in to the continuing pressures that plagued it throughout 2002. A weak economy, rising oil prices and concerns about corporate earnings combined with uncertainties about the war in Iraq to produce volatility. Once the war began in mid-March, it dominated investors' thinking, and the financial markets moved largely based on war-related emotions. The result was a sideways market that produced slight losses for two of the major indexes in the first three months of 2003. The Dow Jones Industrial Average returned -3.57%, the Standard & Poor's 500 Index returned -3.15% and the Nasdaq Composite Index was relatively flat, at 0.42%. Bonds advanced in the same period as investors sought safety.

The market's results in the first quarter of 2003 seem fairly tame after the jarring losses of the last three years, in which stock mutual funds lost ground every year as the economy stalled, corporate spending and profits were lackluster and investor confidence plunged amid corporate scandals. Bonds, on the other hand, have continued to outperform stocks and produced positive results in 2002, while 96% of U.S. diversified stock mutual funds lost money. These results only confirm the importance of having a portfolio well diversified among stocks, bonds and cash.

In fact, the disparity between stock and bond results over the last three years means that many investors' portfolios may have shifted substantially in their mix between stocks and bonds. We recommend working with your investment professional to rebalance your assets according to your long-term goals.

After three down years, no one can predict when the bear market cycle will turn. Currently, uncertainties abound, with ongoing concerns about the economy, corporate profits and geopolitical issues.

While all these factors are beyond our control, investors can take charge of how they maneuver through the inevitable bull and bear market cycles. We've said it before, but it bears repeating: the key is to keep a long-term perspective and work with your investment professional to develop and maintain a properly diversified portfolio. We believe this offers the best protection in the tough times and the best means to reach your long-term goals.

Sincerely,

/s/ Maureen R. Ford
------------------------------------
Maureen R. Ford,
Chairman and Chief Executive Officer

YOUR FUND AT A GLANCE

The Fund seeks the maximum current income that is consistent with maintaining liquidity and preserving capital. The Fund intends to maintain a stable $1 share price.

Over the last twelve months

o  Money market yields fell to a 40-plus-year low as the economy stalled.

o  The Federal Reserve cut interest rates further in November.

o The Fund kept its maturity short but got some extra yield by selectively buying government-backed callable securities.

--------------------------------------------------------------------------------
[Bar chart with heading "John Hancock Money Market Fund". Under the heading is a note that reads "Fund performance for the year ended March 31, 2003." The chart is scaled in increments of 0.5% with 0.0% at the bottom and 1.0% at the top. The first bar represents the 0.75% total return for Class A. The second bar represents the 0.10% total return for Class B. The third bar represents the 0.11% total return for Class C. A note below the chart reads "The total returns for the Fund are at net asset value with all distributions reinvested. Past performance is no guarantee of future results."]

[Bar chart with heading "7-day effective yield". Under the heading is a note that reads "As of March 31, 2003." The chart is scaled in increments of 0.5% with 0.0% at the bottom and 1.0% at the top. The first bar represents the 0.30% total return for Class A. The second bar represents the 0.10% total return for Class B. The third bar represents the 0.10% total return for Class C."]
--------------------------------------------------------------------------------

BY DAWN M. BAILLIE FOR THE PORTFOLIO MANAGEMENT TEAM

John Hancock
Money Market Fund

MANAGERS' REPORT

"...money market yields fell to their lowest levels in more than 40 years."

The 12 months ending March 31, 2003, were difficult for the economy, the stock market, corporate America and the world. As a result, money market yields fell to their lowest levels in more than 40 years. As the fiscal year began last April, there was evidence that the economy was bouncing back nicely from 2001's recession, so the Federal Reserve stayed on the sidelines, prepared to watch the 11 interest-rate cuts it made in 2001 take effect. And it shifted its interest-rate bias back to neutral.

But as the period progressed, the economic recovery slowed and fears grew of a "double dip" recession, with corporate spending -- and profits -- remaining weak. At the same time, a barrage of accounting and other corporate scandals shook investor confidence and kept the stock market in a state of decline, while geopolitical concerns about war and terrorism hung over the market.

With all the bad news, the Fed returned in August to an "easing" or cutting bias, and money market yields began to fall in anticipation of another rate cut. The Fed did exactly that in November, cutting the federal funds rate that banks charge each other for overnight loans by a surprising one-half of a percentage point, bringing the fed funds rate down from 1.75% last April to 1.25%.

It was the only cut the Fed made during the Fund's fiscal year. But after the first three months of 2003 produced mixed economic signals and the start of war with Iraq, the Fed took the unusual step at its March meeting of saying it would not even attempt to assess the state of the economy, or what it would do next, because of the uncertainties caused by the war.

[Photo of Dawn Baillie]

FUND YIELD AND PERFORMANCE

On March 31, 2003, John Hancock Money Market Fund's Class A, Class B and Class C shares had 7-day effective yields of 0.30%, 0.10% and 0.10%, respectively. By comparison, the average taxable money market fund had a 7-day effective yield of 0.56%, according to Lipper, Inc.

For the year ended March 31, 2003, the Fund's Class A, Class B and Class C shares posted total returns of 0.75%, 0.10% and 0.11%, respectively, at net asset value, compared with the 0.86% return of the average taxable money market fund, according to Lipper, Inc.(1)

SHORT MATURITY AMID UNCERTAINTY

"...after a victorious end to the war, if the economic data has not improved, the Fed could step in and cut interest rates again..."

For almost the entire year, we kept the Fund's average maturity fairly short because the environment was such that it became increasingly difficult to get higher rates on longer-term money market securities. This was an unusual circumstance, one in which we weren't getting paid enough to lock in rates for a longer time. As a result, the bulk of our holdings were in securities at the shorter end of the yield spectrum --in the 48- to 55-day range. However, we were able to pick up some extra yield without sacrificing credit quality by selectively investing a small amount of the Fund's assets in longer-maturity callable securities issued by government-sponsored entities Federal National Mortgage Association and Federal Home Loan Bank.

OUTLOOK

We expect money market yields to remain fairly constant for the duration of the war. Assuming the war is successfully waged, investors and the Fed will then turn their attention back to the state of the economy and corporate fundamentals. For now, that picture appears somewhat less than rosy: a slowdown in housing starts, weak consumer spending, consumer confidence at a 12-year low, sluggish manufacturing and rising unemployment. So after a victorious end to the war, if the economic data has not improved, the Fed could step in and cut interest rates again to stimulate the economy. We will keep a close eye on the economic indicators as a key to what the Fed does next. As always, we will also continue to focus on providing the Fund with a competitive yield, while preserving stability of principal.

--------------------------------------------------------------------------------
[Table at top left-hand side of page entitled "Top five industry groups." The first listing is Finance 24%, the second is Banks-foreign 15%, the third U.S. government agencies 12%, the fourth Banks-U.S. 8%, and the fifth Medical-Drugs 4%.]

[Pie chart in middle of page with heading "Portfolio diversification As a percentage of net assets on 3-31-03." The chart is divided into three sections (from top to left): Commercial paper 74%, U.S. government agencies 12% and Joint repurchase agreements 14%.]
--------------------------------------------------------------------------------

This commentary reflects the views of the portfolio management team through the end of the Fund's period discussed in this report. Of course, the team's views are subject to change as market and other conditions warrant.

The Fund is neither insured nor guaranteed by the U.S. government. Although the Fund seeks to maintain a net asset value of $1.00 per share, it is possible to lose money by investing in the Fund.

(1) Figures from Lipper, Inc. include reinvested dividends and do not take into account sales charges. Actual load-adjusted performance is lower.

FINANCIAL STATEMENTS

This schedule is divided into three types of short-term investments, which are further broken down by industry group.

FUND'S INVESTMENTS

Securities owned by the Fund on March 31, 2003

ISSUER, DESCRIPTION,                                       INTEREST            QUALITY      PAR VALUE
MATURITY DATE                                              RATE                RATING*      (000s OMITTED)          VALUE
-------------------------------------------------------------------------------------------------------------------------
COMMERCIAL PAPER 73.60%                                                                                      $334,782,313
-------------------------------------------------------------------------------------------------------------------------
(Cost $334,782,313)
Banks-- Foreign 15.37%                                                                                         69,925,859
  Abbey National North America Corp., 05-12-03               1.245%            Tier 1           $20,000        19,971,642
  Bank of Montreal, 04-30-03                                 1.240             Tier 1            20,000        19,980,022
  Barclays U.S. Funding Corp., 04-14-03                      1.280             Tier 1            10,000         9,995,378
  Societe Generale N.A., Inc., 05-02-03                      1.230             Tier 1            20,000        19,978,817

Banks-- United States 7.69%                                                                                    34,995,691
  Morgan (J.P.) & Co., Inc., 04-09-03                        1.280             Tier 1            15,000        14,995,733
  Wells Fargo Bank NA, 04-08-03                              1.260             Tier 1            20,000        19,999,958

Beverages 4.39%                                                                                                19,976,667
  Coca-Cola Co., 05-06-03                                    1.200             Tier 1            20,000        19,976,667

Broker Services 4.40%                                                                                          19,995,139
  Goldman Sachs Group, L.P., 04-08-03                        1.250             Tier 1            20,000        19,995,139

Chemicals 4.39%                                                                                                19,989,833
  DuPont (E.I.) de Nemours & Co., 04-16-03                   1.220             Tier 1            20,000        19,989,833

Finance 24.17%                                                                                                109,931,291
  American Express Credit Corp., 05-06-03                    1.230             Tier 1            15,000        14,982,063
  American Honda Finance Corp., 04-24-03                     1.190             Tier 1            20,000        19,984,794
  CIT Group Inc., 04-24-03                                   1.300             Tier 1            20,000        19,983,389
  General Electric Capital Corp., 04-09-03                   1.180             Tier 1            15,000        14,996,067
  International Lease Finance Corp., 04-17-03                1.240             Tier 1            20,000        19,988,978
  UBS Finance, Inc., 04-07-03                                1.200             Tier 1            20,000        19,996,000

See notes to financial statements.

ISSUER, DESCRIPTION,                                       INTEREST            QUALITY      PAR VALUE
MATURITY DATE                                              RATE                RATING*      (000s OMITTED)          VALUE
Medical-- Drugs 4.40%                                                                                         $19,997,883
  Becton, Dickinson and Co., 04-04-03                        1.270%            Tier 1           $20,000        19,997,883

Oil & Gas 4.40%                                                                                                19,991,117
  Chevron Texaco Corp, 04-14-03                              1.230             Tier 1            20,000        19,991,117

Tobacco 4.39%                                                                                                  19,978,833
  Altria Group, Inc., 05-01-03                               1.270             Tier 1            20,000        19,978,833

-------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS                                  12.09%                                           $55,007,257
-------------------------------------------------------------------------------------------------------------------------
(Cost $55,007,257)
Government-- U.S. Agencies 12.09%                                                                              55,007,257
  Federal Home Loan Bank, 02-03-04                           1.535             Tier 1            15,000        14,998,818
  Federal Home Loan Bank, 02-24-04                           1.450             Tier 1            10,000        10,000,000
  Federal Home Loan Bank, 03-29-04                           1.400             Tier 1            12,000        12,000,000
  Federal Home Loan Bank, 04-12-04                           1.300             Tier 1            10,000         9,994,973
  Federal National Mortgage Association., 04-15-03           5.750             Tier 1             8,000         8,013,466

-------------------------------------------------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENT                                   14.58%                                           $66,320,000
-------------------------------------------------------------------------------------------------------------------------
(Cost $66,320,000)
Investment in a joint repurchase agreement transaction
  with Barclays Capital, Inc.-- Dated 03-31-03
  due 04-01-03 (Secured by U.S. Treasury Bond
  8.00% due 11-15-21, U.S. Treasury Inflation
  Indexed Note, 3.00% due 07-15-12)                          1.350                               66,320        66,320,000
-------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS 100.27%                                                                                    $456,109,570
-------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES, NET (0.27%)                                                                     ($1,254,148)
-------------------------------------------------------------------------------------------------------------------------
TOTAL NET ASSETS 100.00%                                                                                     $454,855,422
-------------------------------------------------------------------------------------------------------------------------

* Quality ratings indicate the categories of eligible securities, as defined by Rule 2a-7 of the Investment Company Act of 1940, owned by the Fund. (Unaudited)

   The percentage shown for each investment category is the total value of that category expressed as a percentage of the net assets of the Fund.

See notes to financial statements.

FINANCIAL STATEMENTS

ASSETS AND LIABILITIES

March 31, 2003

This Statement of Assets and Liabilities is the Fund's balance sheet. It shows the value of what the Fund owns, is due and owes. You'll also find the net asset value and the maximum offering price per share.

------------------------------------------------------------------------------
ASSETS
------------------------------------------------------------------------------
Investments at value (cost $389,789,570)                          $389,789,570
Joint repurchase agreement (cost $66,320,000)                       66,320,000
Cash                                                                       843
Receivable for shares sold                                              39,945
Interest receivable                                                    349,893
Other assets                                                           101,480
Total assets                                                       456,601,731
------------------------------------------------------------------------------
LIABILITIES
------------------------------------------------------------------------------
Payable for shares repurchased                                       1,252,625
Dividends payable                                                        3,717
Payable to affiliates                                                  309,651
Other payables and accrued expenses                                    180,316
Total liabilities                                                    1,746,309
------------------------------------------------------------------------------
NET ASSETS
------------------------------------------------------------------------------
Capital paid-in                                                    454,851,597
Accumulated net investment income                                        3,825
Net assets                                                        $454,855,422
------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
------------------------------------------------------------------------------
Based on net asset values and shares outstanding
Class A ($270,775,994 / 270,855,169 shares)                              $1.00
Class B ($165,759,301 / 165,777,810 shares)                              $1.00
Class C ($18,320,127 / 18,320,130 shares)                                $1.00
------------------------------------------------------------------------------
MAXIMUM OFFERING PRICE PER SHARE
------------------------------------------------------------------------------
Class C ($1.00 / 99%)                                                    $1.01

See notes to financial statements.

FINANCIAL STATEMENTS

OPERATIONS

For the year ended March 31, 2003

This Statement of Operations summarizes the Fund's investment income earned and expenses incurred in operating the Fund.

-------------------------------------------------------------------------------
INVESTMENT INCOME
-------------------------------------------------------------------------------
Interest                                                             $7,606,559
Total investment income                                               7,606,559

-------------------------------------------------------------------------------
EXPENSES
-------------------------------------------------------------------------------
Investment management fee                                             2,252,580
Class A distribution and service fee                                    679,310
Class B distribution and service fee                                  1,586,237
Class C distribution and service fee                                    201,682
Transfer agent fee                                                    1,273,200
Registration and filing fee                                             138,293
Accounting and legal services fee                                       136,203
Custodian fee                                                            79,574
Auditing fee                                                             42,400
Printing                                                                 34,095
Trustees' fee                                                            24,792
Miscellaneous                                                            14,882
Legal fee                                                                 6,504
Interest expense                                                          2,070

Total expenses                                                        6,471,822
Less expense reductions                                              (1,081,417)

Net expenses                                                          5,390,405

Net investment income                                                 2,216,154

Increase in net assets from operations                               $2,216,154

See notes to financial statements.

FINANCIAL STATEMENTS

CHANGES IN NET ASSETS

This Statement of Changes in Net Assets shows how the value of the Fund's net assets has changed since the end of the previous period. The difference reflects earnings less expenses, distributions, if any, paid to shareholders and any increase or decrease in money shareholders invested in the Fund.

                                                        YEAR               YEAR
                                                       ENDED              ENDED
                                                     3-31-02(1)         3-31-03
-------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
-------------------------------------------------------------------------------
From operations
Net investment income                             $9,334,703         $2,216,154
Distributions to shareholders
From net investment income
Class A                                           (6,752,950)        (2,038,032)
Class B                                           (2,377,562)          (156,964)
Class C                                             (204,191)           (21,158)
                                                  (9,334,703)        (2,216,154)
From Fund share transactions                     (49,212,476)        33,902,188

-------------------------------------------------------------------------------
NET ASSETS
-------------------------------------------------------------------------------
Beginning of period                              470,165,710        420,953,234
End of period(2)                                $420,953,234       $454,855,422

(1)   Audited by previous auditor.
(2) Includes accumulated net investment income of none and $3,825, respectively.

See notes to financial statements.

FINANCIAL HIGHLIGHTS

CLASS A SHARES

The Financial Highlights show how the Fund's net asset value for a share has changed since the end of the previous period.

PERIOD ENDED                          3-31-99(1)     3-31-00(1)     3-31-01(1)     3-31-02(1)     3-31-03
---------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
---------------------------------------------------------------------------------------------------------
Net asset value,
  beginning of period                   $1.00          $1.00          $1.00          $1.00          $1.00
Net investment income(2)                 0.04           0.04           0.05           0.02           0.01
Less distributions
From net investment income              (0.04)         (0.04)         (0.05)         (0.02)         (0.01)

Net asset value,
  end of period                         $1.00          $1.00          $1.00          $1.00          $1.00
Total return(3,4) (%)                    4.54           4.45           5.51           2.41           0.75

---------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------
Net assets, end of period
  (in millions)                          $374           $362           $295           $264           $271
Ratio of expenses to
  average net assets (%)                 0.91           0.91           0.95           0.90           0.94
Ratio of adjusted expenses
  to average net assets(5) (%)           1.11           1.11           1.15           1.10           1.14
Ratio of net investment
  income to average
  net assets (%)                         4.44           4.40           5.43           2.40           0.75

See notes to financial statements.

FINANCIAL HIGHLIGHTS

CLASS B SHARES

PERIOD ENDED                          3-31-99(1)     3-31-00(1)     3-31-01(1)     3-31-02(1)     3-31-03
---------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
---------------------------------------------------------------------------------------------------------
Net asset value,
  beginning of period                   $1.00          $1.00          $1.00          $1.00          $1.00
Net investment income(2)                 0.04           0.04           0.05           0.02             --(6)
Less distributions
From net investment income              (0.04)         (0.04)         (0.05)         (0.02)            --(6)

Net asset value,
  end of period                         $1.00          $1.00          $1.00          $1.00          $1.00
Total return(3,4) (%)                    3.66           3.59           4.63           1.55           0.10

---------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------
Net assets, end of period
  (in millions)                          $182           $158           $162           $142           $166
Ratio of expenses to
  average net assets (%)                 1.76           1.74           1.79           1.75           1.59
Ratio of adjusted expenses
  to average net assets(5) (%)           1.86           1.84           1.89           1.85           1.89
Ratio of net investment
  income to average
  net assets (%)                         3.54           3.56           4.54           1.52           0.10

See notes to financial statements.

FINANCIAL HIGHLIGHTS

CLASS C SHARES

PERIOD ENDED                          3-31-99(1,7)   3-31-00(1)     3-31-01(1)     3-31-02(1)     3-31-03
---------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
---------------------------------------------------------------------------------------------------------
Net asset value,
  beginning of period                   $1.00          $1.00          $1.00          $1.00          $1.00
Net investment income(2)                 0.03           0.04           0.05           0.02             --(6)
Less distributions
From net investment income              (0.03)         (0.04)         (0.05)         (0.02)            --(6)

Net asset value,
  end of period                         $1.00          $1.00          $1.00          $1.00          $1.00
Total return(3,4) (%)                    3.29(8)        3.58           4.63           1.55           0.11

---------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------
Net assets, end of period
  (in millions)                            $1             $6            $13            $16            $18
Ratio of expenses to
  average net assets (%)                 1.75(9)        1.76           1.79           1.75           1.61
Ratio of adjusted expenses
  to average net assets(5) (%)           1.85(9)        1.86           1.89           1.85           1.88
Ratio of net investment
  income to average
  net assets (%)                         3.46(9)        3.67           4.59           1.46           0.10

(1)   Audited by previous auditor.
(2)   Based on the average of the shares outstanding.
(3) Assumes dividend reinvestment and does not reflect the effect of sales charges.
(4) Total returns would have been lower had certain expenses not been reduced during the periods shown.
(5) Does not take into consideration expense reductions during the periods shown.
(6)   Less than $0.01 per share.
(7)   Class C shares began operations on 5-1-98.
(8)   Not annualized.
(9)   Annualized.

See notes to financial statements.

NOTES TO STATEMENTS

NOTE A

Accounting policies

John Hancock Money Market Fund (the "Fund") is a diversi-fied series of John Hancock Current Interest, an open-end management investment company registered under the Investment Company Act of 1940. The investment objective of the Fund is to seek the maximum current income that is consistent with maintaining liquidity and preserving capital.

The Trustees have authorized the issuance of multiple classes of shares of the Fund, designated as Class A, Class B and Class C shares. The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, except that certain expenses, subject to the approval of the Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission and the Internal Revenue Service. Shareholders of a class that bears distribution and service expenses under terms of a distribution plan have exclusive voting rights to that distribution plan.

Significant accounting policies of the Fund are as follows:

Valuation of investments

Securities in the Fund's portfolio are valued at amortized cost, in accordance with Rule 2a-7 of the Investment Company Act of 1940, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and the cost of the security to the Fund. Interest income on certain portfolio securities such as negotiable bank certificates of deposit and interest-bearing notes is accrued daily and included in interest receivable.

Joint repurchase agreement

Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund, along with other registered investment companies having a management contract with John Hancock Advisers, LLC (the "Adviser"), a wholly owned subsidiary of The Berkeley Financial Group, LLC, may participate in a joint repurchase agreement transaction. Aggregate cash balances are invested in one or more large repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund's custodian bank receives delivery of the underlying securities for the joint account on the Fund's behalf. The Adviser is responsible for ensuring that the agreement is fully collateralized at all times.

Investment transactions

Investment transactions are recorded as of the date of purchase, sale or maturity. Net realized gains and losses on sales of investments are determined on the identified cost basis.

Class allocations

Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the appropriate net assets of the respective classes. Distribution and service fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rate(s) applicable to each class.

Expenses

The majority of the expenses are directly identi-fiable to an individual fund. Expenses that are not readily identifiable to a specific fund will be allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative sizes of the funds.

Federal income taxes

The Fund qualifies as a "regulated investment company" by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

Distributions

The Fund's net investment income is declared daily as dividends to shareholders of record as of the close of business on the preceding day, and distributed monthly. During the year ended March 31, 2003, the tax character of distributions paid was as follows: ordinary income $2,216,154. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and are in the same amount, except for the effect of expenses that may be applied differently to each class.

As of March 31, 2003, the components of distributable earnings on a tax basis included $61,718 of undistributed ordinary income. Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital.

Use of estimates

The preparation of these financial statements, in accordance with accounting principles generally accepted in the United States of America, incorporates estimates made by management in determining the reported amount of assets, liabilities, revenues and expenses of the Fund. Actual results could differ from these estimates.

NOTE B

Management fee and transactions with affiliates and others

The Fund has an investment management contract with the Adviser. Under the investment management contract, the Fund pays a monthly management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.50% of the first $500,000,000 of the Fund's average daily net asset value, (b) 0.425% of the next $250,000,000, (c) 0.375% of the next $250,000,000, (d) 0.35% of the next
$500,000,000, (e) 0.325% of the next $500,000,000, (f) 0.30% of the next
$500,000,000 and (g) 0.275% of the Fund's average daily net asset value in excess of $2,500,000,000.

The Adviser has agreed to limit the management fee to 0.40% of the Fund's first $750,000,000 average daily net assets, at least until July 31, 2003. The management fee cannot be reinstated to the original contracted amounts without the Trustees' consent. Accordingly, the expense reduction amounted to $450,516 for the year ended March 31, 2003.

The Fund has Distribution Plans with John Hancock Funds, LLC ("JH Funds"), a wholly owned subsidiary of the Adviser. The Fund has adopted Distribution Plans with respect to Class A, Class B and Class C pursuant to Rule 12b-1 under the Investment Company Act of 1940 to reimburse JH Funds for the services it provides as distributor of shares of the Fund. Accordingly, the Fund makes monthly payments to JH Funds at an annual rate not to exceed 0.25% of Class A average daily net assets and 1.00% of Class B and Class C average daily net assets. JH Funds has agreed to limit the distribution and service ("12b-1") fee pursuant to Class A plan to 0.15% of the Class A average daily net assets at least until July 31, 2003. JH Funds has also agreed to limit the 12b-1 fees pursuant to Class B and Class C as follows: to 0.75% of the Class B and Class C average daily net assets, effective November 7, 2002; to 0.60% of the Class B and Class C average daily net assets, effective December 6, 2002; and to 0.35% of the Class B and Class C average daily net assets effective January 14, 2003. Accordingly, the reduction in the 12b-1 fees amounted to $271,724 for Class A, $324,755 for Class B and $34,422 for Class C, for the year ended March 31, 2003. The 12b-1 fee limitations for Class B and Class C are temporary. A maximum of 0.25% of 12b-1 fee payments may be service fees as defined by the Conduct Rules of the National Association of Securities Dealers. Under the Conduct Rules, curtailment of a portion of the Fund's 12b-1 payments could occur under certain circumstances.

Class C shares are assessed up-front sales charges. During the year ended March 31, 2003, JH Funds received net up-front sales charges of $41,579 with regard to sales of Class C shares. Of this amount, $40,737 was paid as sales commissions to unrelated broker-dealers and $842 was paid as sales commissions to sales personnel of Signator Investors, Inc. ("Signator Investors"), a related broker-dealer. The Adviser's indirect parent, John Hancock Life Insurance Company ("JHLICo"), is the indirect sole shareholder of Signator Investors.

Class B shares that are redeemed within six years of purchase are subject to a contingent deferred sales charge ("CDSC") at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a CDSC at a rate of 1.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSCs are paid to JH Funds and are used in whole or in part to defray its expenses for providing distribution-related services to the Fund in connection with the sale of Class B and Class C shares. During the year ended March 31, 2003, CDSCs received by JH Funds amounted to $1,117,176 for Class B shares and $38,151 for Class C shares.

The Fund has a transfer agent agreement with John Hancock Signature Services, Inc., an indirect subsidiary of JHLICo. The Fund pays a monthly transfer agent fee at an annual rate of 0.015% of the average daily net asset value, plus a fee based on the number of shareholder accounts and reimbursement for certain out-of-pocket expenses.

The Fund has an agreement with the Adviser to perform necessary tax, accounting and legal services for the Fund. The compensation for the year was at an annual rate of approximately 0.03% of the average net assets of the Fund.

Ms. Maureen R. Ford and Mr. John M. DeCiccio are directors and/or officers of the Adviser and/or its affili-ates, as well as Trustees of the Fund. The compensation of unaffiliated Trustees is borne by the Fund. The unaffiliated Trustees may elect to defer for tax purposes their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The Fund makes investments into other John Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund's deferred compensation liability are recorded on the Fund's books as an other asset. The deferred compensation liability and the related other asset are always equal and are marked to market on a periodic basis to reflect any income earned by the investment as well as any unrealized gains or losses. The Deferred Compensation Plan investments had no impact on the operations of the Fund.

NOTE C

Fund share transactions

This listing illustrates the number of Fund shares sold, reinvested and repurchased during the last two periods, along with the corresponding dollar value. Analysis of Fund share transactions is reported at $1 per share. The Fund has an unlimited number of shares authorized with no par value.

                                                  YEAR ENDED         YEAR ENDED
                                                     3-31-02(1)         3-31-03
-------------------------------------------------------------------------------
CLASS A SHARES
-------------------------------------------------------------------------------
Sold                                            $488,830,734       $309,350,628
Distributions reinvested                           6,313,800          1,957,626
Repurchased                                     (527,205,946)      (304,129,513)
Net increase (decrease)                         ($32,061,412)        $7,178,741
-------------------------------------------------------------------------------
CLASS B SHARES
-------------------------------------------------------------------------------
Sold                                            $200,096,910       $187,011,944
Distributions reinvested                           2,000,925            141,507
Repurchased                                     (222,305,853)      (162,960,444)
Net increase (decrease)                         ($20,208,018)       $24,193,007
-------------------------------------------------------------------------------
CLASS C SHARES
-------------------------------------------------------------------------------
Sold                                             $51,737,318        $34,073,192
Distributions reinvested                             156,702             19,983
Repurchased                                      (48,837,066)       (31,562,735)
Net increase                                      $3,056,954         $2,530,440
-------------------------------------------------------------------------------
NET INCREASE (DECREASE)                         ($49,212,476)       $33,902,188
-------------------------------------------------------------------------------

(1)   Audited by previous auditor.

NOTE D

Investment transactions

Purchases and proceeds from sales or maturities of securities, including discount earned on investment securities, other than obligations of the U.S. government, during the year ended March 31, 2003, aggregated $15,845,927,459 and $15,833,208,000, respectively. Purchases and proceeds from sales or maturities of obligations of the U.S. government aggregated $19,958,812 and none, respectively, during the year ended March 31, 2003.

The cost of investments owned on March 31, 2003, for federal income tax purposes was $456,109,570.

NOTE E

Reclassification of accounts

During the period ended March 31, 2003, the Fund reclassified amounts to reflect an increase in accumulated net investment income of $3,825 and a decrease in paid-in capital of $3,825. This represents the amount necessary to report these balances on a tax basis, excluding certain temporary differences, as of March 31, 2003. Additional adjustments may be needed in subsequent reporting periods. These reclassifica-tions, which have no impact on the net asset value of the Fund, are primarily attributable to the treatment of federal excise taxes in the computation of distributable income and capital gains under federal tax rules versus generally accepted accounting principles. The calculation of net investment income per share in the financial highlights excludes these adjustments.

NOTE F

Change in independent auditor

Based on the recommendation of the Audit Committee of the Fund, the Board of Trustees has determined not to retain Ernst & Young LLP as the Fund's independent auditor and voted to appoint Deloitte & Touche LLP for the fiscal year ended March 31, 2003. During the two most recent fiscal years, Ernst & Young LLP's audit reports contained no adverse opinion or disclaimer of opinion; nor were their reports qualified as to uncertainty, audit scope, or accounting principles. Further, there were no disagreements between the Fund and Ernst & Young LLP on accounting principles, financial statements disclosure or audit scope, which, if not resolved to the satisfaction of Ernst & Young LLP, would have caused them to make reference to the disagreement in their reports.

AUDITORS' REPORT

Report of Deloitte & Touche LLP, Independent Auditors

To the Board of Trustees and Shareholders of John Hancock Money Market Fund,

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of John Hancock Money Market Fund (the "Fund"), one of the portfolios constituting John Hancock Current Interest, as of March 31, 2003, and the related statement of operations, the statement of changes in net assets, and the financial highlights for the year ended March 31, 2003. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The statement of changes in net assets for the year ended March 31, 2002, and the financial highlights for each of the years in the four-year period ended March 31, 2002, were audited by other auditors whose report, dated May 3, 2002, expressed an unqualified opinion on such statement and financial highlights.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at March 31, 2003, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Fund as of March 31, 2003, the results of its operations, the changes in its net assets, and its financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Boston, Massachusetts
May 2, 2003

TAX INFORMATION

Unaudited

For federal income tax purposes, the following information is furnished with respect to the distributions of the Fund, if any, paid during its taxable year ended March 31, 2003.

With respect to the ordinary dividends paid by the Fund for the fiscal year ended March 31, 2003, none of the dividends qualify for the corporate dividends-received deduction.

Shareholders will be mailed a 2003 U.S. Treasury Department Form 1099-DIV in January 2004. This will reflect the total of all distributions that are taxable for the calendar year 2003.

TRUSTEES & OFFICERS

This chart provides information about the Trustees and Officers who oversee your John Hancock fund. Officers elected by the Trustees manage the day-to-day operations of the Fund and execute policies formulated by the Trustees.

INDEPENDENT TRUSTEES

                                                                       NUMBER OF
NAME, AGE                                               TRUSTEE     JOHN HANCOCK
PRINCIPAL OCCUPATION(S) AND OTHER                       OF FUND   FUNDS OVERSEEN
DIRECTORSHIPS DURING PAST 5 YEARS                       SINCE(1)      BY TRUSTEE
--------------------------------------------------------------------------------
James F. Carlin, Born: 1940                              1994                 30
--------------------------------------------------------------------------------
Director and Treasurer, Alpha Analytical Inc.
(analytical laboratory) (since 1985); Part Owner and Treasurer, Lawrence Carlin Insurance Agency,
Inc. (since 1995); Part Owner and Vice President,
Mone Lawrence Carlin Insurance Agency, Inc. (since
1996); Director and Treasurer, Rizzo Associates
(until 2000); Chairman and CEO, Carlin
Consolidated, Inc. (management/investments) (since
1987); Director and Partner, Proctor Carlin & Co.,
Inc. (until 1999); Trustee, Massachusetts Health and Education Tax Exempt Trust (since 1993),
Director of the following: Uno Restaurant Corp.
(until 2001), Arbella Mutual (insurance) (until
2000), HealthPlan Services, Inc. (until 1999),
Flagship Healthcare, Inc. (until 1999), Carlin
Insurance Agency, Inc. (until 1999); Chairman,
Massachusetts Board of Higher Education (until
1999).

--------------------------------------------------------------------------------
William H. Cunningham, Born: 1944                        1994                 30
--------------------------------------------------------------------------------
Former Chancellor, University of Texas System and former President of the University of Texas, Austin, Texas; Chairman and CEO, IBT Technologies
(until 2001); Director of the following: The
University of Texas Investment Management Company
(until 2000), Hire.com (since 2000), STC
Broadcasting, Inc. and Sunrise Television Corp.
(until 2001), Symtx, Inc. (since 2001), Adorno/
Rogers Technology, Inc. (since 2001), Pinnacle
Foods Corporation (since 2001), rateGenius (since
2001), LaQuinta Motor Inns, Inc. (hotel management company) (until 1998), Jefferson-Pilot Corporation
(diversified life insurance company) (since 1985), New Century Equity Holdings (formerly Billing
Concepts) (until 2001), eCertain (until 2001),
ClassMap.com (until 2001), Agile Ventures (until
2001), LBJ Foundation (until 2000), Golfsmith
International, Inc. (until 2000), Metamor
Worldwide (until 2000), AskRed.com (until 2001),
Southwest Airlines (since 2000) and Introgen
(since 2000); Advisory Director, Q Investments
(since 2000); Advisory Director, Chase Bank
(formerly Texas Commerce Bank - Austin) (since
1988), LIN Television (since 2002) and WilTel
Communications (since 2002).

--------------------------------------------------------------------------------
Ronald R. Dion, Born: 1946                               1998                 30
--------------------------------------------------------------------------------
Chairman and Chief Executive Officer, R.M. Bradley
& Co., Inc.; Director, The New England Council and
Massachusetts Roundtable; Trustee, North Shore
Medical Center; Director, BJ's Wholesale Club,
Inc. and a corporator of the Eastern Bank;
Trustee, Emmanuel College.

--------------------------------------------------------------------------------
Charles L. Ladner(2), Born: 1938                         1994                 30
--------------------------------------------------------------------------------
Chairman and Trustee, Dunwoody Village, Inc.
(continuing care retire- ment community); Senior
Vice President and Chief Financial Officer, UGI
Corporation (Public Utility Holding Company)
(retired 1998); Vice President and Director for
AmeriGas, Inc. (retired 1998); Director of
AmeriGas Partners, L.P. (until 1997) (gas distribution); Director, EnergyNorth, Inc. (until
1995); Director, Parks and History Association
(since 2001).

--------------------------------------------------------------------------------
Steven Pruchansky, Born: 1944                            1994                 30
--------------------------------------------------------------------------------
Chairman and Chief Executive Officer, Mast
Holdings, Inc. (since 2000); Director and
President, Mast Holdings, Inc. (until 2000);
Managing Director, JonJames, LLC (real estate)
(since 2001); Director, First Signature Bank &
Trust Company (until 1991); Director, Mast Realty
Trust (until 1994); President, Maxwell Building
Corp. (until 1991).

--------------------------------------------------------------------------------
Norman H. Smith, Born: 1933                              1994                 30
--------------------------------------------------------------------------------
Lieutenant General, United States Marine Corps;
Deputy Chief of Staff for Manpower and Reserve
Affairs, Headquarters Marine Corps; Commanding
General III Marine Expeditionary Force/3rd Marine
Division (retired 1991).

--------------------------------------------------------------------------------
John P. Toolan(2), Born: 1930                            1994                 30
--------------------------------------------------------------------------------
Director, The Smith Barney Muni Bond Funds, The
Smith Barney Tax-Free Money Funds, Inc., Vantage
Money Market Funds (mutual funds), The
Inefficient-Market Fund, Inc. (closed-end investment company) and Smith Barney Trust Company of Florida; Chairman, Smith Barney Trust Company
(retired 1991); Director, Smith Barney, Inc.,
Mutual Management Company and Smith Barney
Advisers, Inc. (investment advisers) (retired
1991); Senior Executive Vice President, Director and member of the Executive Committee, Smith
Barney, Harris Upham & Co., Incorporated
(investment bankers) (until 1991).

INTERESTED TRUSTEES(3)

NAME, AGE                                                              NUMBER OF
POSITION(S) HELD WITH FUND                              TRUSTEE     JOHN HANCOCK
PRINCIPAL OCCUPATION(S) AND OTHER                       OF FUND   FUNDS OVERSEEN
DIRECTORSHIPS DURING PAST 5 YEARS                       SINCE(1)      BY TRUSTEE
--------------------------------------------------------------------------------
John M. DeCiccio, Born: 1948                            2001                  61
--------------------------------------------------------------------------------
Trustee
Executive Vice President and Chief Investment
Officer, John Hancock Financial Services, Inc.;
Director, Executive Vice President and Chief
Investment Officer, John Hancock Life Insurance
Company; Chairman of the Committee of Finance of John Hancock Life Insurance Company; Director,
John Hancock Subsidiaries, LLC ("Subsidiaries,
LLC"), Hancock Natural Resource Group,
Independence Investment LLC, Independence Fixed
Income LLC, John Hancock Advisers, LLC (the
"Adviser"), The Berkeley Financial Group, LLC
("The Berkeley Group"), John Hancock Funds, LLC
("John Hancock Funds") and Massachusetts Business
Development Corporation; Director, John Hancock
Insurance Agency, Inc. ("Insurance Agency, Inc.")
(until 1999).

NAME, AGE                                                              NUMBER OF
POSITION(S) HELD WITH FUND                               TRUSTEE    JOHN HANCOCK
PRINCIPAL OCCUPATION(S) AND OTHER                        OF FUND  FUNDS OVERSEEN
DIRECTORSHIPS DURING PAST 5 YEARS                        SINCE(1)     BY TRUSTEE
--------------------------------------------------------------------------------
Maureen R. Ford, Born: 1955                              2000                 61
--------------------------------------------------------------------------------
Trustee, Chairman, President and Chief Executive
Officer Executive Vice President, John Hancock
Financial Services, Inc., John Hancock Life
Insurance Company; Chairman, Director, President and Chief Executive Officer, the Adviser and The
Berkeley Group; Chairman, Director, President and
Chief Executive Officer, John Hancock Funds;
Chairman, Director and Chief Executive Officer,
Sovereign Asset Management Corporation
("SAMCorp."); Director, Independence Investment
LLC, Subsidiaries, LLC, Independence Fixed Income
LLC and Signature Services; Senior Vice President,
MassMutual Insurance Co. (until 1999).

PRINCIPAL OFFICERS WHO ARE NOT TRUSTEES

NAME, AGE
POSITION(S) HELD WITH FUND                                               OFFICER
PRINCIPAL OCCUPATION(S) AND                                              OF FUND
DIRECTORSHIPS DURING PAST 5 YEARS                                          SINCE
--------------------------------------------------------------------------------
William L. Braman, Born: 1953                                               2000
--------------------------------------------------------------------------------
Executive Vice President and Chief Investment Officer
Executive Vice President and Chief Investment Officer, the Adviser and each of the John Hancock funds; Director, SAMCorp.; Executive Vice
President and Chief Investment Officer, Baring Asset Management,
London U.K. (until 2000).

--------------------------------------------------------------------------------
Richard A. Brown, Born: 1949                                                2000
--------------------------------------------------------------------------------
Senior Vice President and Chief Financial Officer
Senior Vice President, Chief Financial Officer and Treasurer, the
Adviser, John Hancock Funds, and The Berkeley Group; Second Vice
President and Senior Associate Controller, Corporate Tax Department,
John Hancock Financial Services, Inc. (until 2001).

--------------------------------------------------------------------------------
Thomas H. Connors, Born: 1959                                               1994
--------------------------------------------------------------------------------
Vice President and Compliance Officer
Vice President and Compliance Officer, the Adviser and each of the John Hancock funds; Vice President, John Hancock Funds.

--------------------------------------------------------------------------------
William H. King, Born: 1952                                                 1994
--------------------------------------------------------------------------------
Vice President and Treasurer
Vice President and Assistant Treasurer, the Adviser; Vice President and Treasurer of each of the John Hancock funds; Assistant Treasurer of each of the John Hancock funds (until 2001).

--------------------------------------------------------------------------------
Susan S. Newton, Born: 1950                                                 1994
--------------------------------------------------------------------------------
Senior Vice President, Secretary and Chief Legal Officer
Senior Vice President, Secretary and Chief Legal Officer, SAMCorp., the Adviser and each of the John Hancock funds, John Hancock Funds and The Berkeley Group; Vice President, Signature Services (until 2000);
Director, Senior Vice President and Secretary, NM Capital.

      The business address for all Trustees and Officers is 101 Huntington Avenue, Boston, Massachusetts 02199.
      The Statement of Additional Information of the Fund includes additional information about members of the Board of Trustees of the Fund and is available, without charge, upon request, by calling 1-800-225-5291.
(1) Each Trustee serves until resignation, retirement age or until his or her successor is elected.
(2)   Member of Audit Committee.
(3) Interested Trustees hold positions with the Fund's investment adviser, underwriter and certain other affiliates.

OUR FAMILY OF FUNDS

--------------------------------------------------------------------------------
Equity                                  Balanced Fund
                                        Classic Value Fund
                                        Core Equity Fund
                                        Focused Equity Fund
                                        Growth Trends Fund
                                        Large Cap Equity Fund
                                        Large Cap Growth Fund
                                        Large Cap Spectrum Fund
                                        Mid Cap Growth Fund
                                        Multi Cap Growth Fund
                                        Small Cap Equity Fund
                                        Small Cap Growth Fund
                                        Sovereign Investors Fund
                                        U.S. Global Leaders Growth Fund
--------------------------------------------------------------------------------
Sector                                  Biotechnology Fund
                                        Financial Industries Fund
                                        Health Sciences Fund
                                        Real Estate Fund
                                        Regional Bank Fund
                                        Technology Fund
--------------------------------------------------------------------------------
Income                                  Bond Fund
                                        Government Income Fund
                                        High Income Fund
                                        High Yield Bond Fund
                                        Investment Grade Bond Fund
                                        Strategic Income Fund
--------------------------------------------------------------------------------
International                           International Fund
                                        Pacific Basin Equities Fund
--------------------------------------------------------------------------------
Tax-Free Income                         California Tax-Free Income Fund
                                        High Yield Municipal Bond Fund
                                        Massachusetts Tax-Free Income Fund
                                        New York Tax-Free Income Fund
                                        Tax-Free Bond Fund
--------------------------------------------------------------------------------
Money Market                            Money Market Fund
                                        U.S. Government Cash Reserve

For more complete information on any John Hancock Fund and a prospectus, which includes charges and expenses, call your financial professional, or John Hancock Funds at 1-800-225-5291. Please read the prospectus carefully before investing or sending money.

ELECTRONIC DELIVERY

Now available from John Hancock Funds

Instead of receiving annual and semiannual reports and prospectuses through the U.S. mail, we'll notify you by e-mail when these documents are available for online viewing.

How does electronic delivery benefit you?

o No more waiting for the mail to arrive; you'll receive an e-mail notification as soon as the document is ready for online viewing.

o     Reduces the amount of paper mail you receive from John Hancock Funds.

o     Reduces costs associated with printing and mailing.

Sign up for electronic delivery today at www.jhancock.com/funds/edelivery

FOR YOUR INFORMATION

INVESTMENT ADVISER
John Hancock Advisers, LLC
101 Huntington Avenue
Boston, Massachusetts 02199-7603

PRINCIPAL DISTRIBUTOR
John Hancock Funds, LLC
101 Huntington Avenue
Boston, Massachusetts 02199-7603

CUSTODIAN
The Bank of New York
One Wall Street
New York, New York 10286

TRANSFER AGENT
John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, Massachusetts 02217-1000

LEGAL COUNSEL
Hale and Dorr LLP
60 State Street
Boston, Massachusetts 02109-1803

INDEPENDENT AUDITORS
Deloitte & Touche LLP
200 Berkeley Street
Boston, Massachusetts 02116-5022

HOW TO CONTACT US

On the Internet                          www.jhfunds.com

By regular mail                          John Hancock Signature Services, Inc.
                                         1 John Hancock Way, Suite 1000
                                         Boston, MA 02217-1000

By express mail                          John Hancock Signature Services, Inc.
                                         Attn: Mutual Fund Image Operations
                                         529 Main Street
                                         Charlestown, MA 02129

Customer service representatives         1-800-225-5291

24-hour automated information            1-800-338-8080

TDD line                                 1-800-554-6713

     [LOGO](R)
------------------
JOHN HANCOCK FUNDS

1-800-225-5291
1-800-554-6713 (TDD)
1-800-338-8080 EASI-Line

www.jhfunds.com

----------------------------------
Now available: electronic delivery
www.jhancock.com/funds/edelivery
----------------------------------

This report is for the information of the shareholders of the John Hancock Money Market Fund.

                                                                      4400A 3/03
                                                                            5/03